Revenues From Major Product Lines (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue from External Customer [Line Items]
Revenue	$ 10,251	$ 9,779	$ 15,032
MahJong and Casino Casual Games
Revenue from External Customer [Line Items]
Revenue	3,113	4,301	7,065
PC Massively Multiplayer Online Games
Revenue from External Customer [Line Items]
Revenue	1,670	1,908	6,968
Mobile Role Playing Games
Revenue from External Customer [Line Items]
Revenue	2,807	1,914
Cloud Computing Services
Revenue from External Customer [Line Items]
Revenue	1,706	1,580	926
Other games and game related revenues
Revenue from External Customer [Line Items]
Revenue	$ 955	$ 76	$ 73